Deposits (Tables)	12 Months Ended
Dec. 31, 2018
Deposits.
Schedule of deposits and related interest expense

	2018	2017
	(Dollars in Thousands)
Deposits:
Demand - non-interest bearing
Domestic	$2,758,768	$2,609,932
Foreign	696,072	633,323
Total demand non-interest bearing	3,454,840	3,243,255
Savings and interest bearing demand
Domestic	2,531,854	2,615,143
Foreign	736,383	629,988
Total savings and interest bearing demand	3,268,237	3,245,131
Time, certificates of deposit $100,000 or more
Domestic	590,895	637,006
Foreign	807,486	808,881
Less than $100,000
Domestic	323,377	354,998
Foreign	251,710	255,621
Total time, certificates of deposit	1,973,468	2,056,506
Total deposits	$8,696,545	$8,544,892

	2018	2017	2016
	(Dollars in Thousands)
Interest expense:
Savings and interest bearing demand
Domestic	$11,029	$5,453	$3,922
Foreign	1,735	755	640
Total savings and interest bearing demand	12,764	6,208	4,562
Time, certificates of deposit $100,000 or more
Domestic	4,741	3,644	3,881
Foreign	5,798	4,105	3,929
Less than $100,000
Domestic	1,589	1,312	1,447
Foreign	968	675	706
Total time, certificates of deposit	13,096	9,736	9,963
Total interest expense on deposits	$25,860	$15,944	$14,525

Scheduled maturities of time deposits	Scheduled maturities of time deposits as of December 31, 2018 were as follows:

Total
(in thousands)
2019	$1,786,776
2020	138,105
2021	31,665
2022	15,717
2023	1,096
Thereafter	109
Total	$1,973,468

Scheduled maturities of time deposits in amounts of $100,000 or more

Total
(in thousands)
Due within 3 months or less	$500,836
Due after 3 months and within 6 months	337,349
Due after 6 months and within 12 months	433,628
Due after 12 months	126,568
$1,398,381